Equity Income Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (96.7%)
Communication Services (2.1%)
Comcast Corp. Class A	814,426	23,887
Verizon Communications Inc.	217,661	8,265
AT&T Inc.	147,422	2,261
Interpublic Group of Cos. Inc.	73,692	1,887
Sinclair Broadcast Group Inc. Class A	8,689	157
		36,457
Consumer Discretionary (6.1%)
Home Depot Inc.	110,751	30,561
TJX Cos. Inc.	280,027	17,395
Lowe's Cos. Inc.	75,816	14,239
Lennar Corp. Class A	153,878	11,471
McDonald's Corp.	35,190	8,120
Starbucks Corp.	89,962	7,580
Target Corp.	37,474	5,561
Best Buy Co. Inc.	53,017	3,358
Whirlpool Corp.	10,123	1,365
Advance Auto Parts Inc.	7,625	1,192
Penske Automotive Group Inc.	11,871	1,168
Wendy's Co.	62,105	1,161
Genuine Parts Co.	6,746	1,007
Tapestry Inc.	9,699	276
		104,454
Consumer Staples (12.3%)
Procter & Gamble Co.	227,252	28,691
Philip Morris International Inc.	302,242	25,089
Mondelez International Inc. Class A	421,152	23,092
Unilever plc ADR	476,123	20,873
Archer-Daniels-Midland Co.	248,293	19,975
PepsiCo Inc.	103,475	16,893
Kellogg Co.	182,490	12,712
Walmart Inc.	91,361	11,850
Keurig Dr Pepper Inc.	305,272	10,935
Kimberly-Clark Corp.	88,475	9,957
Coca-Cola Co.	119,721	6,707
Altria Group Inc.	153,199	6,186
Hershey Co.	23,129	5,099
Kroger Co.	105,150	4,600
Tyson Foods Inc. Class A	53,790	3,546
Colgate-Palmolive Co.	37,919	2,664
Medifast Inc.	5,590	606

	Shares	Market Value ($000)
Nu Skin Enterprises Inc. Class A	8,030	268
		209,743
Energy (9.1%)
ConocoPhillips	362,152	37,063
EOG Resources Inc.	247,154	27,615
Coterra Energy Inc.	723,881	18,908
Exxon Mobil Corp.	160,737	14,034
Phillips 66	151,647	12,241
Chevron Corp.	83,117	11,941
TC Energy Corp.	278,493	11,218
Pioneer Natural Resources Co.	45,985	9,957
Marathon Petroleum Corp.	56,099	5,572
APA Corp.	73,436	2,511
Diamondback Energy Inc.	19,576	2,358
Valero Energy Corp.	12,001	1,282
Targa Resources Corp.	11,258	679
Schlumberger NV	17,707	636
		156,015
Financials (17.5%)
JPMorgan Chase & Co.	491,635	51,376
Morgan Stanley	436,049	34,452
MetLife Inc.	419,298	25,485
Chubb Ltd.	121,906	22,172
M&T Bank Corp.	104,729	18,466
Blackstone Inc.	167,441	14,015
Bank of America Corp.	416,084	12,566
Royal Bank of Canada	136,787	12,316
Truist Financial Corp.	275,695	12,004
Raymond James Financial Inc.	110,565	10,926
PNC Financial Services Group Inc.	71,332	10,658
Wells Fargo & Co.	251,678	10,122
Citigroup Inc.	143,263	5,970
Goldman Sachs Group Inc.	17,413	5,103
Ameriprise Financial Inc.	17,261	4,349
Discover Financial Services	44,074	4,007
Allstate Corp.	30,880	3,845
MGIC Investment Corp.	274,582	3,520
Hartford Financial Services Group Inc.	53,052	3,286
CNO Financial Group Inc.	182,625	3,282
Popular Inc.	44,453	3,203
SLM Corp.	224,021	3,134
Radian Group Inc.	159,548	3,078
Ally Financial Inc.	110,161	3,066
Fidelity National Financial Inc.	78,585	2,845
First BanCorp. (XNYS)	179,057	2,450
Assured Guaranty Ltd.	43,337	2,100
Travelers Cos. Inc.	11,863	1,817
Jackson Financial Inc. Class A	48,451	1,345
Everest Re Group Ltd.	4,949	1,299
Hancock Whitney Corp.	24,753	1,134
Heartland Financial USA Inc.	24,371	1,057
BlackRock Inc.	1,846	1,016
Zions Bancorp NA	17,526	891
Hanover Insurance Group Inc.	6,316	809
Towne Bank	21,468	576
Aflac Inc.	5,475	308
Synchrony Financial	10,373	292

	Shares	Market Value ($000)
Bank of New York Mellon Corp.	7,557	291
OneMain Holdings Inc.	8,920	263
		298,894
Health Care (18.3%)
Johnson & Johnson	360,355	58,868
Pfizer Inc.	1,139,095	49,847
Merck & Co. Inc.	520,889	44,859
Eli Lilly & Co.	117,684	38,053
UnitedHealth Group Inc.	29,493	14,895
AstraZeneca plc ADR	235,794	12,931
Medtronic plc	157,241	12,697
Roche Holding AG	38,454	12,518
AbbVie Inc.	87,778	11,781
Elevance Health Inc.	24,904	11,312
Becton Dickinson and Co.	46,639	10,392
Baxter International Inc.	157,942	8,507
CVS Health Corp.	78,595	7,496
Amgen Inc.	31,512	7,103
Gilead Sciences Inc.	109,601	6,761
Bristol-Myers Squibb Co.	55,198	3,924
		311,944
Industrials (8.8%)
General Dynamics Corp.	89,408	18,970
Eaton Corp. plc	115,241	15,368
Johnson Controls International plc	293,418	14,442
L3Harris Technologies Inc.	61,582	12,799
Raytheon Technologies Corp.	152,268	12,465
Honeywell International Inc.	73,890	12,337
Siemens AG (Registered)	118,327	11,566
Canadian National Railway Co.	99,524	10,748
Lockheed Martin Corp.	18,087	6,987
Waste Management Inc.	31,324	5,018
Emerson Electric Co.	60,633	4,440
Caterpillar Inc.	26,355	4,324
Triton International Ltd.	62,319	3,411
Crane Holdings Co.	36,024	3,153
Apogee Enterprises Inc.	79,342	3,032
United Parcel Service Inc. Class B	17,345	2,802
ManpowerGroup Inc.	39,112	2,530
Cummins Inc.	11,606	2,362
Ryder System Inc.	25,669	1,938
3M Co.	5,216	576
Timken Co.	7,599	449
		149,717
Information Technology (9.3%)
Cisco Systems Inc.	694,591	27,784
QUALCOMM Inc.	172,097	19,444
Analog Devices Inc.	119,476	16,648
Broadcom Inc.	37,295	16,559
Texas Instruments Inc.	101,384	15,692
Corning Inc.	408,966	11,868
TE Connectivity Ltd.	105,958	11,694
NXP Semiconductors NV	70,860	10,453
Fidelity National Information Services Inc.	137,200	10,368
HP Inc.	160,689	4,004
Automatic Data Processing Inc.	14,014	3,170
Western Union Co.	231,036	3,119

		Shares	Market Value ($000)
	Avnet Inc.	73,407	2,651
	Intel Corp.	88,047	2,269
	International Business Machines Corp.	17,534	2,083
			157,806
Materials (3.9%)
	LyondellBasell Industries NV Class A	201,207	15,147
	PPG Industries Inc.	118,821	13,152
[1]	Rio Tinto plc ADR	205,582	11,319
	Celanese Corp. Class A	84,074	7,595
	Steel Dynamics Inc.	55,858	3,963
	Reliance Steel & Aluminum Co.	22,647	3,950
	Dow Inc.	82,536	3,626
	Linde plc	12,019	3,240
	Nucor Corp.	22,666	2,425
	CF Industries Holdings Inc.	16,791	1,616
	Chemours Co.	32,675	806
			66,839
Real Estate (1.1%)
	Crown Castle Inc.	68,275	9,869
	Welltower Inc.	146,141	9,400
			19,269
Utilities (8.2%)
	American Electric Power Co. Inc.	262,326	22,678
	Exelon Corp.	510,649	19,129
	Sempra Energy (XNYS)	114,229	17,128
	Duke Energy Corp.	183,971	17,113
	Atmos Energy Corp.	160,892	16,387
	NextEra Energy Inc.	207,543	16,273
	WEC Energy Group Inc.	45,068	4,030
	PPL Corp.	145,556	3,690
	NRG Energy Inc.	95,572	3,658
	National Fuel Gas Co.	56,470	3,476
	Otter Tail Corp.	51,169	3,148
	Vistra Corp.	142,635	2,995
	Hawaiian Electric Industries Inc.	84,541	2,930
	UGI Corp.	89,047	2,879
	Portland General Electric Co.	66,079	2,872
	AES Corp.	68,268	1,543
	Eversource Energy	5,841	455
	Southern Co.	4,418	300
			140,684
Total Common Stocks (Cost $1,696,846)			1,651,822
Temporary Cash Investments (3.2%)
Money Market Fund (2.6%)
[2,3]	Vanguard Market Liquidity Fund, 2.828%	442,796	44,266

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.6%)
BNP Paribas 3.040%, 10/3/22 (Dated 9/30/22, Repurchase Value $10,603,000, collateralized by Fannie Mae 2.070%–4.500%, 3/1/32–7/1/52, Freddie Mac 2.400%–2.770%, 11/1/37–3/1/40, and U.S. Treasury Note/Bond 0.125%–2.750%, 11/30/22–4/30/27, with a value of $10,812,000)	10,600	10,600
Total Temporary Cash Investments (Cost $54,877)		54,866
Total Investments (99.9%) (Cost $1,751,723)		1,706,688
Other Assets and Liabilities—Net (0.1%)		2,149
Net Assets (100%)		1,708,837
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,527,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,616,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	249	44,839	(5,696)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices.

Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,627,738	24,084	—	1,651,822
Temporary Cash Investments	44,266	10,600	—	54,866
Total	1,672,004	34,684	—	1,706,688
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5,696	—	—	5,696
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.